Convertible Notes Payable and Oayable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2021
Accrued Interest			$ 28,673	$ 24,196
Total Convertible And Other Notes Payable	$ 4,389,931		3,589,931	953,001
Notes Payable For Related Parties			3,505,931	805,001
Total Principal And Accrued Interest Amount			$ 372,988
Conversion Price Per Shares	$ 0.01		$ 0.25
Interest Waived					$ 45,875
Repayment Of Debt			$ 150,000
Interest Expense	$ 16,687	$ 11,897	18,689	10,185
Dr. Stephen T
Interest Expense			21,727	10,702
Received Funding			214,420	$ 373,976
Ainos KY [Member]
Received Funding			$ 3,000,000